Principal Variable Contracts Funds, Inc.
Supplement dated March 31, 2025
to the Prospectus dated May 1, 2024
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On December 31, 2025, delete all references to Randy L. Welch from the Prospectus.

SUMMARY FOR DIVERSIFIED INTERNATIONAL ACCOUNT
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Matthew Peron (since 2025), Portfolio Manager

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Michael Messina (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

SUMMARIES FOR THE FOLLOWING ACCOUNTS

PRINCIPAL LIFETIME 2020 ACCOUNT	PRINCIPAL LIFETIME 2050 ACCOUNT
PRINCIPAL LIFETIME 2030 ACCOUNT	PRINCIPAL LIFETIME 2060 ACCOUNT
PRINCIPAL LIFETIME 2040 ACCOUNT	PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Todd A. Jablonski (since 2025), Portfolio Manager
•Chad Severin (since 2025), Portfolio Manager
•May Tong (since 2025), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, add the following alphabetically to the list of portfolio managers:
Michael Messina has been with Principal® since 2022. Prior to that, Mr. Messina was a Lead Analyst for Franklin Templeton Multi-Asset Solutions since 2018. He earned a bachelor’s degree in MIS from the University of Central Florida and an M.B.A. from Nova Southeastern University.
Matthew Peron has been with Principal® since 2025. Prior to that, Mr. Peron was the Global Head of Solutions at Janus Henderson Investors since 2023 and Director of Research from 2020 to 2024. He earned a bachelor’s degree in Electrical Engineering from Swarthmore College and an M.B.A. from the University of Chicago.
Chad Severin has been with Principal® since 2003. He earned a bachelor’s degree in Accounting from Simpson College.
May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. Ms. Tong has earned the right to use the Chartered Financial Analyst designation.
1